Public Offering (Details) - USD ($)	Sep. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	20,000,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Initial Public Offering | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued to each anchor investor	1,229,798
Purchase price of share by anchor investor	$ 0.0058
Excess fair value of shares	$ 8,163,891
Initial Public Offering | Twelve Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of units issued	19,480,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Additional share purchase to an overallotment options	3,000,000
Overallotment options period	45 days